Document and Entity Information	Dec. 09, 2025
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2025
Entity File Number	001-33647
Entity Registrant Name	MercadoLibre, Inc
Entity Central Index Key	0001099590
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-0212790
Entity Address, Address Line One	Dr. Luis Bonavita 1294, Of. 1733, Tower II
Entity Address, City or Town	Montevideo
Entity Address, Country	UY
Entity Address, Postal Zip Code	11300
City Area Code	598
Local Phone Number	2-927-2770
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	MELI
Security Exchange Name	NASDAQ
2.375% Sustainability Notes due 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.375% Sustainability Notes due 2026
Trading Symbol	MELI26
Security Exchange Name	NASDAQ
3.125% Notes due 2031 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.125% Notes due 2031
Trading Symbol	MELI31
Security Exchange Name	NASDAQ